Summary of Significant Accounting Policies - Product warranties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies
Accrued warranty at beginning of the year	¥ 3,251,112	¥ 1,594,312
Warranty cost incurred	(289,592)	(127,901)
Provision for warranty	2,198,267	2,268,650
Adjustments to pre-existing warranty liabilities	0	(483,949)
Accrued warranty at end of the year	¥ 5,159,787	¥ 3,251,112